Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Financial Assets Modified to Debtors (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 12,779	¥ 10,522
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	186	91
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	78	291
Consumer borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	11	35
Consumer borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	186	91
Consumer borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	12	7
Consumer borrowers | Real estate loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		1
Consumer borrowers | Real estate loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Consumer borrowers | Real estate loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Consumer borrowers | Other | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	11	34
Consumer borrowers | Other | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	186	91
Consumer borrowers | Other | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	12	7
Corporate borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	8,630	6,140
Corporate borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	66	284
Corporate borrowers | Non-recourse Loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,204	1,277
Corporate borrowers | Non-recourse Loans | Current | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,204	1,277
Corporate borrowers | Non-recourse Loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	7,426	4,863
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,316	37
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	714	481
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	5,396	4,345
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	66	284
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	29	32
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	19	230
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	18	22
Loans to Equity Method Investees | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4,138	4,347
Loans to Equity Method Investees | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Loans to Equity Method Investees | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 0	¥ 0